Retirement Plans (Details 11) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Defined benefit pension plan cost [Member]
Expected payments
2012	$ 152
2013	155
2014	160
2015	168
2016	182
2017-2021	$ 931